UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Brian C. Janssen

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash FundSM Annual report for the year ended October 31, 2020

Seeking to generate income while preserving capital and maintaining liquidity

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2020 (the most recent calendar quarter-end):

	1 year	Lifetime (since 2/22/19)

Class M shares	1.01%	1.52%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of November 30, 2020, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.11%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

10	Financial statements

20	Board of trustees and other officers

Fellow investors:

The Capital Group Central Cash Fund returned 0.83% for its fiscal year ended October 31, 2020. The fund’s benchmark, the three-month U.S. Treasury bill, and its peer index, the Lipper Institutional Money Market Funds Average*, generated returns of 0.64% and 0.70%, respectively, over the same period.

The fund’s annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.11% as of November 30, 2020. The fund made dividend distributions during the past year totaling 83 cents a share.

The fund manages cash balances for the American Funds and other funds, investment vehicles and accounts advised by Capital Group affiliates. Its investment objective is to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV).

Market overview

In the opening months of the fund’s fiscal year, equity markets pushed toward record highs, bond yields moved in a stable range and the U.S. Federal Reserve (“Fed”) was in the early stages of a rate-cutting cycle. Then, markets sustained a sudden and severe outbreak of volatility with the rapid spread of the COVID-19 respiratory disease around the world. The Standard & Poor’s 500 Composite Index† plummeted nearly 34% from its prior record high on February 19 to the market low on March 23, 2020, bringing a decade-long bull market to an end. U.S. Treasury yields plunged, and corporate credit spreads soared amid fears of a deep economic downturn. In response, global central banks moved aggressively to stimulate economic activity and support markets, while governments implemented large fiscal stimulus packages to aid businesses and individuals. These actions stabilized stock and bond markets, which rebounded strongly in the subsequent months.

Bonds produced strong returns for the fund’s fiscal year. And with Fed policy rates near zero, U.S. equity markets rebounded to record highs. The U.S. Treasury yield curve steepened appreciably. The three-month T-bill yield plunged 145 basis points to 0.09% over the year, while the 10-year yield fell 81 basis points to 0.88%.

U.S. economic growth snapped back sharply in the third quarter, although activity remained below pre-pandemic levels. The economy continued to face headwinds, with lockdowns extending or being reintroduced across the country. The unemployment rate continued to decrease following its April peak of 14.7%, reaching 6.9% in October, but it remained well above the 50-year lows that prevailed just before the pandemic hit. At fiscal year-end, the trajectory of the economy remained highly uncertain as new coronavirus cases soared and the near-term prospects for a new fiscal stimulus packaged dimmed.

The fund’s portfolio

As of October 31, 98.40% of the fund’s net assets were invested in government or corporate securities. Short-term U.S. Treasury bills were the fund’s largest allocation at 49.52%. Commercial paper constituted the next largest category at 27.42%. Federal agency discount notes totaled 14.47%, and repurchase agreements backed by eligible government securities accounted for 5.68%. Certificates of deposit represented 0.29% of net assets. Longer term U.S. Treasury bonds and notes made up 0.85%, and longer term federal agency bonds accounted for 0.17%.

We look forward to reporting to you again in six months.

Cordially,

Steven D. Lotwin

President

December 15, 2020

*	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic and averages may have few funds, especially over the fund’s lifetime. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update at capitalgroup.com.
†	The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

Capital Group Central Cash Fund	1

Investment portfolio October 31, 2020

Percent of net assets
Short-term securities:
U.S. Treasury bills	49.52%
Commercial paper	27.42
Federal agency discount notes	14.47
Repurchase agreements	5.68
Certificates of deposit	.29
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	.85
Federal agency bonds & notes	.17
Other assets less liabilities	1.60
100.00%

Short-term securities 97.38%	Yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 49.52%
U.S. Treasury 11/3/2020	0.11%	$2,325,000	$2,324,997
U.S. Treasury 11/5/2020	0.12	2,468,300	2,468,288
U.S. Treasury 11/10/2020	0.12	2,207,800	2,207,768
U.S. Treasury 11/12/2020	0.11	1,984,400	1,984,364
U.S. Treasury 11/17/2020	0.11	2,508,300	2,508,216
U.S. Treasury 11/19/2020	0.11	2,439,550	2,439,469
U.S. Treasury 11/24/2020	0.11	1,625,000	1,624,921
U.S. Treasury 11/27/2020	0.10	1,587,900	1,587,812
U.S. Treasury 12/1/2020	0.10	2,139,800	2,139,662
U.S. Treasury 12/3/2020	0.11	2,413,700	2,413,523
U.S. Treasury 12/8/2020	0.12	2,535,800	2,535,704
U.S. Treasury 12/10/2020	0.10	2,434,200	2,433,982
U.S. Treasury 12/15/2020	0.11	2,361,700	2,361,577
U.S. Treasury 12/17/2020	0.10	2,441,200	2,440,925
U.S. Treasury 12/22/2020	0.11	2,300,000	2,299,828
U.S. Treasury 12/24/2020	0.10	800,000	799,902
U.S. Treasury 12/29/2020	0.10	1,098,100	1,097,999
U.S. Treasury 12/31/2020	0.11	1,100,000	1,099,838
U.S. Treasury 1/5/2021	0.09	1,870,000	1,869,792
U.S. Treasury 1/7/2021	0.10	2,245,000	2,244,650
U.S. Treasury 1/12/2021	0.10	1,955,400	1,955,148
U.S. Treasury 1/14/2021	0.10	2,200,000	2,199,621
U.S. Treasury 1/19/2021	0.10	1,275,000	1,274,815
U.S. Treasury 1/21/2021	0.10	2,107,600	2,107,202
U.S. Treasury 1/26/2021	0.09	2,159,800	2,159,420
U.S. Treasury 1/28/2021	0.10	2,150,000	2,149,532
U.S. Treasury 2/2/2021	0.10	445,000	444,911
U.S. Treasury 2/4/2021	0.10	2,123,900	2,123,373
U.S. Treasury 2/9/2021	0.09	12,100	12,097
U.S. Treasury 2/11/2021	0.11	700,000	699,804
U.S. Treasury 2/16/2021	0.10	550,000	549,861
U.S. Treasury 2/18/2021	0.10	300,000	299,915
U.S. Treasury 2/23/2021	0.11	250,000	249,937
U.S. Treasury 3/2/2021	0.10	1,364,800	1,364,403
U.S. Treasury 3/4/2021	0.09	453,700	453,546
U.S. Treasury 3/9/2021	0.10	750,000	749,769
			59,676,571

Commercial paper 27.42%
Amazon.com, Inc. 12/7/2020[1]	0.09	25,000	24,998
Amazon.com, Inc. 12/9/2020[1]	0.09	30,000	29,998
Amazon.com, Inc. 1/25/2021[1]	0.10	25,000	24,993
ANZ New Zealand (International) Ltd. 11/2/2020[1]	0.24	25,000	25,000
Apple Inc. 11/18/2020[1]	0.09	100,000	99,996
Atlantic Asset Securitization LLC 11/6/2020[1]	0.12	50,000	49,999
Atlantic Asset Securitization LLC 11/12/2020[1]	0.18	50,000	49,992

2	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Atlantic Asset Securitization LLC 11/16/2020[1]	0.12%	$32,100	$32,093
Atlantic Asset Securitization LLC 11/20/2020[1]	0.13	50,000	49,996
Atlantic Asset Securitization LLC 11/25/2020[1]	0.13	115,000	114,988
Atlantic Asset Securitization LLC 12/7/2020[1]	0.16	50,000	49,992
Atlantic Asset Securitization LLC 12/11/2020[1]	0.17	50,000	49,991
Atlantic Asset Securitization LLC 1/12/2021[1]	0.18	50,000	49,992
Atlantic Asset Securitization LLC 1/15/2021[1]	0.17	50,000	49,991
Atlantic Asset Securitization LLC 1/26/2021[1]	0.18	15,050	15,047
Atlantic Asset Securitization LLC 2/8/2021[1]	0.19	50,000	49,981
Australia & New Zealand Banking Group, Ltd. 12/16/2020[1]	0.15	300,000	299,959
Australia & New Zealand Banking Group, Ltd. 12/18/2020[1]	0.15	200,000	199,971
Bank of Montreal 12/9/2020	0.17	100,000	99,985
Bank of Montreal 12/16/2020	0.17	150,000	149,972
Bank of Montreal 12/18/2020	0.17	250,000	249,951
Bank of Montreal 1/20/2021	0.17	50,000	49,981
BNG Bank NV 11/6/2020[1]	0.13	91,000	90,998
BNG Bank NV 11/9/2020[1]	0.12	265,000	264,992
BNG Bank NV 11/23/2020[1]	0.14	340,000	339,971
BNG Bank NV 12/4/2020[1]	0.15	100,000	99,986
BNG Bank NV 12/9/2020[1]	0.18	25,000	24,996
BNG Bank NV 12/10/2020[1]	0.14	98,000	97,984
BNP Paribas, New York Branch 11/4/2020[1]	0.18	300,000	299,997
BNP Paribas, New York Branch 11/9/2020	0.26	50,000	49,999
BNP Paribas, New York Branch 11/13/2020[1]	0.17	300,000	299,992
BNP Paribas, New York Branch 11/23/2020	0.21	75,000	74,996
BNP Paribas, New York Branch 12/21/2020	0.16	75,000	74,989
BNP Paribas, New York Branch 2/1/2021[1]	0.16	125,000	124,952
British Columbia (Province of) 1/8/2021	0.16	58,100	58,087
CAFCO, LLC 11/16/2020[1]	0.12	75,000	74,997
CAFCO, LLC 12/1/2020[1]	0.18	50,000	49,995
CAFCO, LLC 12/2/2020[1]	0.17	50,000	49,995
CAFCO, LLC 1/4/2021[1]	0.16	75,000	74,984
CAFCO, LLC 1/6/2021[1]	0.17	50,000	49,989
CAFCO, LLC 1/7/2021[1]	0.17	50,000	49,988
CAFCO, LLC 1/8/2021[1]	0.16	100,000	99,976
CAFCO, LLC 1/13/2021[1]	0.16	46,600	46,588
CAFCO, LLC 1/15/2021[1]	0.16	150,000	149,960
CAFCO, LLC 1/22/2021[1]	0.17	50,000	49,985
Caisse d’Amortissement de la Dette Sociale 1/7/2021	0.15	40,000	39,991
Caisse d’Amortissement de la Dette Sociale 1/11/2021	0.21	100,000	99,975
Caisse d’Amortissement de la Dette Sociale 1/19/2021	0.17	100,000	99,971
Caisse d’Amortissement de la Dette Sociale 1/20/2021	0.17	100,000	99,970
Caisse d’Amortissement de la Dette Sociale 1/25/2021	0.18	27,390	27,381
Caisse des Dépôts et Consignations 1/27/2021	0.14	150,000	149,937
Caisse des Dépôts et Consignations 2/3/2021	0.16	100,000	99,954
Canada Bills 11/2/2020	0.10	100,000	100,000
Canada Bills 11/4/2020	0.18	200,000	199,998
Canada Bills 11/5/2020	0.18	94,000	93,999
Canada Bills 11/16/2020	0.08	67,000	66,998
Canada Bills 12/18/2020	0.13	175,000	174,981
Canadian Imperial Bank of Commerce 11/9/2020[1]	0.12	200,000	199,994
Canadian Imperial Bank of Commerce 11/13/2020[1]	0.11	100,000	99,996
Canadian Imperial Bank of Commerce 11/16/2020[1]	0.12	150,000	149,992
Canadian Imperial Bank of Commerce 11/18/2020[1]	0.13	150,000	149,991
Canadian Imperial Bank of Commerce 12/7/2020[1]	0.13	150,000	149,981
Canadian Imperial Bank of Commerce 12/11/2020[1]	0.17	90,000	89,987
Canadian Imperial Bank of Commerce 12/30/2020[1]	0.16	50,000	49,989
Canadian Imperial Holdings Inc. 11/20/2020	0.16	75,000	74,995
Canadian Imperial Holdings Inc. 11/25/2020	0.12	45,000	44,996
Canadian Imperial Holdings Inc. 11/30/2020	0.12	150,000	149,985
Canadian Imperial Holdings Inc. 12/28/2020	0.16	150,000	149,967
Canadian Imperial Holdings Inc. 12/30/2020	0.16	150,000	149,966
Chariot Funding, LLC 11/9/2020[1]	0.12	125,000	124,996
CHARTA, LLC 1/6/2021[1]	0.16	23,000	22,993
CHARTA, LLC 1/13/2021[1]	0.16	50,000	49,983
CHARTA, LLC 1/19/2021[1]	0.17	42,000	41,984
CHARTA, LLC 1/27/2021[1]	0.17	50,000	49,980

Capital Group Central Cash Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Chevron Corp. 11/2/2020[1]	0.10%	$46,400	$46,400
Chevron Corp. 11/3/2020[1]	0.19	25,000	25,000
Chevron Corp. 11/4/2020[1]	0.14	75,000	74,999
Chevron Corp. 11/16/2020[1]	0.23	50,000	49,998
Chevron Corp. 12/1/2020[1]	0.10	20,000	19,998
Chevron Corp. 12/16/2020[1]	0.10	50,000	49,993
Chevron Corp. 12/21/2020[1]	0.10	50,000	49,993
Chevron Corp. 1/11/2021[1]	0.12	80,000	79,982
Chevron Corp. 1/19/2021[1]	0.12	93,400	93,376
Chevron Corp. 1/20/2021[1]	0.12	130,000	129,967
Coca-Cola Co. 11/17/2020[1]	0.09	38,500	38,498
Coca-Cola Co. 11/18/2020[1]	0.09	36,400	36,398
Coca-Cola Co. 12/7/2020[1]	0.09	15,000	14,998
Coca-Cola Co. 12/16/2020[1]	0.10	50,000	49,993
CRC Funding, LLC 11/6/2020[1]	0.19	60,000	59,999
CRC Funding, LLC 11/13/2020[1]	0.19	50,000	49,998
CRC Funding, LLC 11/16/2020[1]	0.17	76,000	75,995
CRC Funding, LLC 12/3/2020[1]	0.17	75,000	74,989
CRC Funding, LLC 12/30/2020[1]	0.16	100,000	99,972
CRC Funding, LLC 1/4/2021[1]	0.16	52,000	51,984
CRC Funding, LLC 1/6/2021[1]	0.16	75,000	74,977
CRC Funding, LLC 1/20/2021[1]	0.17	75,000	74,972
CRC Funding, LLC 1/22/2021[1]	0.17	70,000	69,973
Credit Agricole North America, Inc. 11/2/2020	0.07	150,000	149,999
Credit Agricole North America, Inc. 12/7/2020	0.15	75,000	74,994
Credit Agricole North America, Inc. 12/21/2020	0.14	150,000	149,981
DBS Bank Ltd. 11/18/2020[1]	0.15	100,000	99,995
DBS Bank Ltd. 11/23/2020[1]	0.11	88,000	87,994
DBS Bank Ltd. 12/2/2020[1]	0.16	50,000	49,995
DBS Bank Ltd. 12/9/2020[1]	0.17	150,000	149,982
DBS Bank Ltd. 12/16/2020[1]	0.18	100,000	99,985
DBS Bank Ltd. 1/4/2021[1]	0.18	195,500	195,453
DBS Bank Ltd. 1/20/2021[1]	0.18	50,000	49,983
DBS Bank Ltd. 1/25/2021[1]	0.18	50,000	49,982
DBS Bank Ltd. 2/1/2021[1]	0.19	33,400	33,386
Denmark (Kingdom of) 11/2/2020	0.11	100,000	100,000
Denmark (Kingdom of) 11/6/2020	0.11	150,000	149,998
Denmark (Kingdom of) 11/13/2020	0.12	120,000	119,997
Denmark (Kingdom of) 11/16/2020	0.14	150,000	149,995
Denmark (Kingdom of) 11/18/2020	0.13	200,000	199,993
Denmark (Kingdom of) 1/25/2021	0.12	140,000	139,974
DNB Bank ASA 11/16/2020[1]	0.12	50,000	49,998
DNB Bank ASA 11/20/2020[1]	0.13	290,000	289,984
DNB Bank ASA 11/23/2020[1]	0.11	150,000	149,991
DNB Bank ASA 11/30/2020[1]	0.11	100,000	99,992
DNB Bank ASA 12/14/2020[1]	0.15	150,000	149,981
DNB Bank ASA 12/28/2020[1]	0.12	150,000	149,974
DNB Bank ASA 2/3/2021[1]	0.15	100,000	99,966
Eli Lilly and Co. 11/16/2020[1]	0.11	45,800	45,799
Emerson Electric Co. 12/15/2020[1]	0.11	29,800	29,796
EquinorASA 11/30/2020[1]	0.11	50,000	49,996
EquinorASA 12/21/2020[1]	0.12	50,000	49,993
European Investment Bank 12/16/2020	0.13	799,000	798,901
Export Development Canada 11/13/2020	0.10	40,000	39,999
Export Development Canada 11/25/2020	0.09	25,000	24,999
Export Development Canada 12/7/2020	0.10	50,000	49,996
ExxonMobil Corp. 11/3/2020	0.19	75,000	74,999
ExxonMobil Corp. 11/5/2020	0.12	38,000	37,999
ExxonMobil Corp. 11/12/2020	0.12	125,000	124,996
ExxonMobil Corp. 11/18/2020	0.14	100,000	99,995
ExxonMobil Corp. 11/23/2020	0.10	155,000	154,991
ExxonMobil Corp. 11/30/2020	0.11	50,000	49,996
ExxonMobil Corp. 12/18/2020	0.10	125,000	124,983
ExxonMobil Corp. 2/3/2021	0.14	25,000	24,992
ExxonMobil Corp. 2/8/2021	0.14	40,000	39,986
ExxonMobil Corp. 2/9/2021	0.15	150,000	149,949
ExxonMobil Corp. 2/10/2021	0.14	180,000	179,937

4	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
ExxonMobil Corp. 2/11/2021	0.14%	$36,000	$35,987
ExxonMobil Corp. 2/12/2021	0.14	100,000	99,964
Fairway Finance Company, LLC 12/14/2020[1]	0.16	50,000	49,989
Fairway Finance Company, LLC 1/25/2021[1]	0.17	50,000	49,976
FMS Wertmanagement 11/19/2020[1]	0.17	50,000	49,998
FMS Wertmanagement 11/24/2020[1]	0.21	100,000	99,995
FMS Wertmanagement 11/30/2020[1]	0.19	65,800	65,795
FMS Wertmanagement 12/1/2020[1]	0.18	50,000	49,996
FMS Wertmanagement 12/14/2020[1]	0.18	94,900	94,889
Gotham Funding Corp. 12/14/2020[1]	0.16	75,000	74,984
Gotham Funding Corp. 12/15/2020[1]	0.16	24,000	23,995
Gotham Funding Corp. 12/16/2020[1]	0.18	100,000	99,978
Gotham Funding Corp. 1/6/2021[1]	0.20	39,023	39,010
Gotham Funding Corp. 1/15/2021[1]	0.16	50,000	49,980
Gotham Funding Corp. 1/20/2021[1]	0.17	28,600	28,588
Gotham Funding Corp. 2/1/2021[1]	0.18	48,075	48,050
Gotham Funding Corp. 2/2/2021[1]	0.20	45,000	44,977
Henkel of America, Inc. 12/7/2020[1]	0.11	57,000	56,994
Henkel of America, Inc. 12/14/2020[1]	0.12	51,200	51,193
Hydro-Québec 11/2/2020[1]	0.18	250,000	249,993
Hydro-Québec 11/4/2020[1]	0.13	100,000	99,992
Hydro-Québec 11/27/2020[1]	0.13	100,000	99,994
International Bank for Reconstruction and Development 11/9/2020	0.10	125,000	124,999
International Bank for Reconstruction and Development 11/16/2020	0.10	125,000	124,996
International Bank for Reconstruction and Development 11/23/2020	0.10	50,000	49,997
International Bank for Reconstruction and Development 11/25/2020	0.10	50,000	49,997
Johnson & Johnson 11/9/2020[1]	0.16	50,000	49,999
KfW 11/2/2020[1]	0.12	100,000	100,000
KfW 11/10/2020[1]	0.14	125,000	124,997
KfW 11/13/2020[1]	0.16	75,000	74,998
KfW 11/16/2020[1]	0.16	50,000	49,998
KfW 11/18/2020[1]	0.14	58,900	58,897
KfW 11/23/2020[1]	0.14	200,000	199,985
KfW 11/25/2020[1]	0.10	150,000	149,987
KfW 12/10/2020[1]	0.16	115,000	114,984
KfW 12/16/2020[1]	0.14	38,000	37,994
Kimberly-Clark Corp. 11/20/2020[1]	0.10	47,000	46,997
L’Oréal USA, Inc. 11/24/2020[1]	0.11	34,000	33,998
Liberty Street Funding LLC 11/4/2020[1]	0.20	40,000	39,999
Liberty Street Funding LLC 12/9/2020[1]	0.16	50,000	49,991
Liberty Street Funding LLC 12/14/2020[1]	0.16	50,000	49,990
Liberty Street Funding LLC 12/16/2020[1]	0.16	50,000	49,990
Liberty Street Funding LLC 12/21/2020[1]	0.16	50,000	49,988
Liberty Street Funding LLC 1/27/2021[1]	0.18	50,000	49,983
LMA-Americas LLC 11/13/2020[1]	0.13	16,700	16,699
LMA-Americas LLC 11/18/2020[1]	0.17	50,000	49,998
LMA-Americas LLC 11/20/2020[1]	0.14	30,000	29,999
LMA-Americas LLC 1/6/2021[1]	0.18	15,000	14,995
LMA-Americas LLC 1/14/2021[1]	0.18	120,200	120,154
LVMH Moët Hennessy Louis Vuitton Inc. 11/2/2020[1]	0.10	75,000	74,999
LVMH Moët Hennessy Louis Vuitton Inc. 11/16/2020[1]	0.16	50,000	49,998
LVMH Moët Hennessy Louis Vuitton Inc. 11/18/2020[1]	0.15	50,000	49,998
LVMH Moët Hennessy Louis Vuitton Inc. 11/19/2020[1]	0.23	50,000	49,998
LVMH Moët Hennessy Louis Vuitton Inc. 11/20/2020[1]	0.12	100,000	99,995
LVMH Moët Hennessy Louis Vuitton Inc. 11/23/2020[1]	0.13	20,500	20,499
LVMH Moët Hennessy Louis Vuitton Inc. 12/2/2020[1]	0.14	40,000	39,996
LVMH Moët Hennessy Louis Vuitton Inc. 12/18/2020[1]	0.14	100,000	99,984
LVMH Moët Hennessy Louis Vuitton Inc. 1/5/2021[1]	0.17	37,000	36,991
LVMH Moët Hennessy Louis Vuitton Inc. 1/20/2021[1]	0.15	50,000	49,984
Manhattan Asset Funding Company LLC 11/10/2020[1]	0.19	48,500	48,499
Manhattan Asset Funding Company LLC 11/12/2020[1]	0.16	81,248	81,247
Manhattan Asset Funding Company LLC 12/2/2020[1]	0.13	100,000	99,986
Manhattan Asset Funding Company LLC 12/7/2020[1]	0.12	14,000	13,998
Manhattan Asset Funding Company LLC 12/28/2020[1]	0.15	39,000	38,989
Manhattan Asset Funding Company LLC 1/13/2021[1]	0.15	50,000	49,981
Merck & Co. Inc. 11/2/2020[1]	0.09	50,000	50,000
Merck & Co. Inc. 12/4/2020[1]	0.11	90,000	89,993

Capital Group Central Cash Fund	5

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Merck & Co. Inc. 12/9/2020[1]	0.11%	$23,000	$22,998
Merck & Co. Inc. 12/14/2020[1]	0.11	75,000	74,993
Merck & Co. Inc. 1/19/2021[1]	0.11	36,000	35,993
Merck & Co. Inc. 1/20/2021[1]	0.11	39,950	39,942
Merck & Co. Inc. 1/26/2021[1]	0.12	14,900	14,897
Mitsubishi UFJ Trust and Banking Corp. 12/14/2020[1]	0.19	66,500	66,488
Mitsubishi UFJ Trust and Banking Corp. 2/2/2021[1]	0.20	100,000	99,962
Mizuho Bank, Ltd. 11/16/2020[1]	0.11	200,000	199,989
Mizuho Bank, Ltd. 11/20/2020[1]	0.13	290,700	290,680
Mizuho Bank, Ltd. 11/27/2020[1]	0.18	75,000	74,993
Mizuho Bank, Ltd. 11/30/2020[1]	0.12	50,000	49,995
Mizuho Bank, Ltd. 12/7/2020[1]	0.16	150,000	149,979
Mizuho Bank, Ltd. 12/9/2020[1]	0.18	100,000	99,985
Mizuho Bank, Ltd. 12/14/2020[1]	0.12	200,000	199,966
Mizuho Bank, Ltd. 12/30/2020[1]	0.15	100,000	99,975
Mizuho Bank, Ltd. 1/11/2021[1]	0.18	100,000	99,966
Nederlandse Waterschapsbank N.V. 11/2/2020[1]	0.18	215,000	214,999
Nederlandse Waterschapsbank N.V. 11/5/2020[1]	0.16	50,000	49,999
Nederlandse Waterschapsbank N.V. 11/18/2020[1]	0.14	150,000	149,991
Nederlandse Waterschapsbank N.V. 11/20/2020[1]	0.14	225,000	224,985
Nederlandse Waterschapsbank N.V. 11/25/2020[1]	0.12	150,000	149,988
Nederlandse Waterschapsbank N.V. 11/27/2020[1]	0.13	150,000	149,987
Nederlandse Waterschapsbank N.V. 12/14/2020[1]	0.15	269,050	269,006
Nederlandse Waterschapsbank NV 11/3/2020[1]	0.15	73,000	72,999
Nestlé Finance International Ltd. 11/2/2020[1]	0.08	13,000	13,000
Nestlé Finance International Ltd. 11/10/2020[1]	0.13	75,000	74,999
Nestlé Finance International Ltd. 11/20/2020[1]	0.10	75,000	74,998
Nordea Bank AB 11/2/2020[1]	0.08	350,000	349,998
Nordea Bank AB 12/18/2020[1]	0.16	75,000	74,989
Novartis Finance Corp. 11/9/2020[1]	0.11	17,500	17,499
NRW.Bank 11/2/2020[1]	0.18	75,000	75,000
NRW.Bank 11/25/2020[1]	0.10	225,000	224,981
NRW.Bank 11/30/2020[1]	0.14	46,000	45,995
NRW.Bank 12/1/2020[1]	0.17	50,000	49,994
NRW.Bank 12/4/2020[1]	0.16	140,000	139,983
Oesterreich Kontrollbank 11/16/2020	0.12	50,000	49,998
Oesterreich Kontrollbank 1/25/2021	0.16	75,000	74,981
Old Line Funding, LLC 11/2/2020[1]	0.12	25,000	25,000
Old Line Funding, LLC 12/16/2020[1]	0.13	20,006	20,002
Old Line Funding, LLC 12/22/2020[1]	0.13	30,000	29,994
Old Line Funding, LLC 1/11/2021[1]	0.15	50,000	49,985
OMERS Finance Trust 11/18/2020	0.15	40,000	39,998
OMERS Finance Trust 11/25/2020	0.10	71,700	71,694
OMERS Finance Trust 1/5/2021	0.13	26,000	25,992
OMERS Finance Trust 2/8/2021	0.14	35,772	35,758
OMERS Finance Trust 2/16/2021	0.15	20,000	19,991
Oversea-Chinese Banking Corp. Ltd. 11/9/2020[1]	0.15	85,000	84,998
Oversea-Chinese Banking Corp. Ltd. 11/25/2020[1]	0.15	100,000	99,993
Oversea-Chinese Banking Corp. Ltd. 1/13/2021[1]	0.19	100,000	99,971
Oversea-Chinese Banking Corp. Ltd. 2/19/2021[1]	0.20	100,000	99,947
Paccar Financial Corp. 11/18/2020	0.10	14,000	13,999
Pfizer Inc. 11/2/2020[1]	0.20	20,950	20,950
Pfizer Inc. 11/3/2020[1]	0.11	50,000	50,000
Pfizer Inc. 11/4/2020[1]	0.12	100,000	99,999
Pfizer Inc. 11/6/2020[1]	0.10	100,000	99,999
Pfizer Inc. 11/9/2020[1]	0.12	125,000	124,998
Pfizer Inc. 11/13/2020[1]	0.11	37,000	36,999
Pfizer Inc. 11/16/2020[1]	0.11	155,075	155,070
Pfizer Inc. 11/18/2020[1]	0.12	395,200	395,186
Pfizer Inc. 11/20/2020[1]	0.12	122,900	122,895
Pfizer Inc. 11/23/2020[1]	0.11	70,600	70,596
Pfizer Inc. 11/24/2020[1]	0.12	62,800	62,797
Procter & Gamble Co. 12/11/2020[1]	0.12	142,000	141,988
Procter & Gamble Co. 12/16/2020[1]	0.12	40,000	39,996
Procter & Gamble Co. 12/22/2020[1]	0.12	70,000	69,991
Procter & Gamble Co. 1/13/2021[1]	0.12	16,200	16,197
Prudential Funding, LLC 11/2/2020	0.12	32,900	32,900

6	Capital Group Central Cash Fund

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Shell International Finance BV 1/15/2021[1]	0.14%	$115,000	$114,940
Simon Property Group, LP 11/9/2020[1]	0.15	50,000	49,999
Simon Property Group, LP 11/23/2020[1]	0.14	93,900	93,894
Starbird Funding Corp. 11/13/2020[1]	0.19	100,000	99,995
Starbird Funding Corp. 11/16/2020[1]	0.18	50,000	49,997
Starbird Funding Corp. 11/18/2020[1]	0.18	100,000	99,993
Starbird Funding Corp. 12/7/2020[1]	0.17	50,000	49,992
Starbird Funding Corp. 12/9/2020[1]	0.20	50,000	49,991
Starbird Funding Corp. 12/14/2020[1]	0.20	50,000	49,990
Starbird Funding Corp. 12/18/2020[1]	0.17	90,000	89,980
Starbird Funding Corp. 12/21/2020[1]	0.17	140,500	140,467
Sumitomo Mitsui Banking Corp. 11/6/2020[1]	0.27	50,000	49,999
Sumitomo Mitsui Banking Corp. 11/9/2020[1]	0.12	50,000	49,999
Sumitomo Mitsui Banking Corp. 11/10/2020[1]	0.12	9,955	9,955
Sumitomo Mitsui Banking Corp. 11/10/2020[1]	0.24	100,000	99,997
Sumitomo Mitsui Banking Corp. 11/16/2020[1]	0.18	100,000	99,996
Sumitomo Mitsui Banking Corp. 11/23/2020[1]	0.12	200,000	199,987
Sumitomo Mitsui Banking Corp. 11/25/2020[1]	0.09	50,000	49,997
Sumitomo Mitsui Banking Corp. 11/25/2020[1]	0.10	150,000	149,989
Sumitomo Mitsui Banking Corp. 11/27/2020[1]	0.12	100,000	99,992
Sumitomo Mitsui Banking Corp. 11/30/2020[1]	0.09	200,000	199,983
Sumitomo Mitsui Banking Corp. 11/30/2020[1]	0.11	50,000	49,995
Sumitomo Mitsui Banking Corp. 12/7/2020[1]	0.15	207,500	207,475
Sumitomo Mitsui Banking Corp. 12/11/2020[1]	0.17	200,000	199,972
Sumitomo Mitsui Banking Corp. 12/14/2020[1]	0.15	150,000	149,978
Sumitomo Mitsui Banking Corp. 12/16/2020[1]	0.13	250,000	249,958
Sumitomo Mitsui Banking Corp. 12/24/2020[1]	0.19	200,000	199,958
Sumitomo Mitsui Banking Corp. 12/28/2020[1]	0.13	50,000	49,988
Sumitomo Mitsui Banking Corp. 1/6/2021[1]	0.16	250,000	249,926
Sumitomo Mitsui Banking Corp. 1/15/2021[1]	0.17	100,000	99,964
Sumitomo Mitsui Banking Corp. 1/25/2021[1]	0.17	150,000	149,941
Sumitomo Mitsui Banking Corp. 1/27/2021[1]	0.17	100,000	99,960
Suncorp Metway Ltd. 1/13/2021[1]	0.18	24,000	23,985
Svenska Handelsbanken Inc. 2/19/2021[1]	0.19	75,000	74,961
Thunder Bay Funding, LLC 11/24/2020[1]	0.24	60,000	59,996
Thunder Bay Funding, LLC 12/15/2020[1]	0.15	50,000	49,992
Thunder Bay Funding, LLC 1/15/2021[1]	0.17	12,000	11,997
Thunder Bay Funding, LLC 1/25/2021[1]	0.17	40,000	39,987
Toronto-Dominion Bank 11/2/2020[1]	0.13	150,000	149,999
Toronto-Dominion Bank 11/6/2020[1]	0.14	150,000	149,997
Toronto-Dominion Bank 11/9/2020[1]	0.14	200,000	199,995
Toronto-Dominion Bank 11/16/2020[1]	0.14	250,000	249,989
Toronto-Dominion Bank 11/18/2020[1]	0.15	75,000	74,996
Toronto-Dominion Bank 11/20/2020[1]	0.16	150,000	149,991
Toronto-Dominion Bank 11/30/2020[1]	0.15	120,000	119,988
Toronto-Dominion Bank 12/7/2020[1]	0.12	150,000	149,981
Total Capital Canada Ltd. 11/3/2020[1]	0.18	130,000	129,999
Total Capital Canada Ltd. 11/18/2020[1]	0.16	100,000	99,996
Total Capital Canada Ltd. 11/20/2020[1]	0.16	150,000	149,994
Total Capital Canada Ltd. 1/8/2021[1]	0.15	75,120	75,101
Total Capital Canada Ltd. 1/12/2021[1]	0.15	75,000	74,979
Total Capital Canada Ltd. 1/19/2021[1]	0.17	13,562	13,558
Total Capital Canada Ltd. 1/21/2021[1]	0.16	100,000	99,968
Total Capital Canada Ltd. 1/28/2021[1]	0.17	100,000	99,964
Total Capital Canada Ltd. 2/1/2021[1]	0.20	100,000	99,961
Total Capital SA 11/2/2020[1]	0.08	260,800	260,798
Toyota Credit Canada Inc. 12/9/2020	0.23	50,000	49,988
Toyota Credit Canada Inc. 12/21/2020	0.24	75,000	74,977
Toyota Finance Australia Ltd. 11/30/2020	0.16	100,000	99,991
Toyota Industries Commercial Finance, Inc. 1/11/2021[1]	0.16	25,000	24,993
Toyota Industries Commercial Finance, Inc. 1/13/2021[1]	0.16	25,000	24,993
Toyota Industries Commercial Finance, Inc. 1/20/2021[1]	0.13	50,000	49,983
Toyota Industries Commercial Finance, Inc. 1/22/2021[1]	0.16	25,000	24,991
Toyota Industries Commercial Finance, Inc. 1/25/2021[1]	0.13	20,000	19,993
Toyota Motor Credit Corp. 12/9/2020	0.20	100,000	99,988
Toyota Motor Credit Corp. 12/18/2020	0.12	200,000	199,968
Toyota Motor Credit Corp. 1/13/2021	0.15	125,000	124,964

Capital Group Central Cash Fund	7

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
United Overseas Bank Ltd. 12/3/2020[1]	0.16%	$43,730	$43,726
United Overseas Bank Ltd. 12/4/2020[1]	0.16	173,900	173,882
Victory Receivables Corp. 11/16/2020[1]	0.18	165,000	164,990
Victory Receivables Corp. 11/23/2020[1]	0.16	111,400	111,391
Victory Receivables Corp. 11/30/2020[1]	0.17	101,634	101,621
Victory Receivables Corp. 12/18/2020[1]	0.14	37,040	37,032
Victory Receivables Corp. 1/4/2021[1]	0.18	75,000	74,978
Victory Receivables Corp. 1/5/2021[1]	0.20	50,000	49,985
Victory Receivables Corp. 1/8/2021[1]	0.19	75,000	74,977
Victory Receivables Corp. 1/20/2021[1]	0.17	50,000	49,982
Victory Receivables Corp. 1/26/2021[1]	0.20	95,600	95,562
Victory Receivables Corp. 1/27/2021[1]	0.19	97,744	97,704
			33,042,710

Federal agency discount notes 14.47%
Federal Farm Credit Banks 11/2/2020	0.09	123,800	123,800
Federal Farm Credit Banks 12/9/2020	0.10	8,100	8,099
Federal Farm Credit Banks 1/11/2021	0.13	21,000	20,995
Federal Home Loan Bank 11/2/2020	0.09	588,341	588,341
Federal Home Loan Bank 11/3/2020	0.09	75,000	75,000
Federal Home Loan Bank 11/4/2020	0.10	1,069,100	1,069,099
Federal Home Loan Bank 11/6/2020	0.10	1,248,500	1,248,494
Federal Home Loan Bank 11/9/2020	0.10	495,000	494,996
Federal Home Loan Bank 11/12/2020	0.11	279,000	278,996
Federal Home Loan Bank 11/13/2020	0.10	779,600	779,588
Federal Home Loan Bank 11/16/2020	0.10	145,000	144,997
Federal Home Loan Bank 11/18/2020	0.10	506,200	506,186
Federal Home Loan Bank 11/20/2020	0.08	432,000	431,983
Federal Home Loan Bank 11/23/2020	0.08	100,000	99,995
Federal Home Loan Bank 11/25/2020	0.10	464,000	463,973
Federal Home Loan Bank 11/27/2020	0.09	100,300	100,294
Federal Home Loan Bank 11/30/2020	0.10	31,450	31,448
Federal Home Loan Bank 12/2/2020	0.09	1,571,600	1,571,483
Federal Home Loan Bank 12/4/2020	0.10	1,086,200	1,086,113
Federal Home Loan Bank 12/7/2020	0.11	150,000	149,987
Federal Home Loan Bank 12/9/2020	0.11	1,156,000	1,155,891
Federal Home Loan Bank 12/11/2020	0.10	434,750	434,706
Federal Home Loan Bank 12/14/2020	0.11	370,000	369,959
Federal Home Loan Bank 12/16/2020	0.10	217,000	216,975
Federal Home Loan Bank 12/18/2020	0.09	670,000	669,918
Federal Home Loan Bank 12/23/2020	0.09	599,400	599,317
Federal Home Loan Bank 12/28/2020	0.09	629,000	628,902
Federal Home Loan Bank 1/4/2021	0.09	187,735	187,702
Federal Home Loan Bank 1/6/2021	0.10	779,000	778,857
Federal Home Loan Bank 1/8/2021	0.09	729,400	729,262
Federal Home Loan Bank 1/11/2021	0.09	230,000	229,954
Federal Home Loan Bank 1/12/2021	0.09	100,000	99,980
Federal Home Loan Bank 1/13/2021	0.10	665,000	664,862
Federal Home Loan Bank 1/20/2021	0.10	200,000	199,953
Federal Home Loan Bank 1/22/2021	0.09	442,000	441,893
Federal Home Loan Bank 1/25/2021	0.09	275,000	274,930
Federal Home Loan Bank 1/27/2021	0.09	475,000	474,875
			17,431,803

Repurchase agreements 5.68%
Overnight repurchase agreements*		6,850,000	6,850,000

Certificates of deposit 0.29%
Bank of Montreal 11/13/2020	0.20	150,000	150,006
Bank of Montreal 11/16/2020	0.18	100,000	100,003
Bank of Montreal 11/18/2020	0.18	100,000	100,004
			350,013

Total short-term securities (cost: $117,348,322,000)			117,351,097

8	Capital Group Central Cash Fund

Bonds, notes & other debt instruments 1.02%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.85%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.115%) 0.215% 2021[2]	$225,000	$225,080
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.139%) 0.239% 2021[2]	300,000	300,230
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.22%) 0.32% 2021[2]	300,000	300,523
U.S. Treasury 0.155% 2022[2]	100,000	100,006
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.154%) 0.254% 2022[2]	100,000	100,177
		1,026,016

Federal agency bonds & notes 0.17%
Federal Home Loan Bank (USD-SOFR + 0.02%) 0.11% 2020[2]	100,000	100,005
Federal Home Loan Bank (USD-SOFR + 0.025%) 0.115% 2021[2]	100,000	100,015
		200,020

Total bonds, notes & other debt instruments (cost: $1,224,972,000)		1,226,036
Total investment securities 98.40% (cost: $118,573,294,000)		118,577,133
Other assets less liabilities 1.60%		1,925,484

Net assets 100.00%		$120,502,617

*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
BofA Securities	0.07%	10/30/2020	11/2/2020	U.S. Treasury 0.125%-2.75% 2020-2028	$816,000	$800,000	$800,005
JPMorgan Securities	0.07	10/30/2020	11/2/2020	U.S. Treasury 0.25%-1.875% 2021-2025	1,224,000	1,200,000	1,200,007
Canadian Imperial Bank of Commerce	0.07	10/30/2020	11/2/2020	U.S. Treasury 0.125%-3.125% 2021-2029	612,000	600,000	600,004
BMO Capital Markets	0.07	10/30/2020	11/2/2020	U.S. Treasury 0%-2.875% 2021-2023	51,000	50,000	50,000
BNP Paribas	0.07	10/30/2020	11/2/2020	U.S. Treasury 0%-6.25% 2021-2028	510,000	500,000	500,003
Royal Bank of Canada	0.07	10/30/2020	11/2/2020	U.S. Treasury 0.125%-3.875% 2021-2030	1,224,000	1,200,000	1,200,007
Societe Generale Bank	0.07	10/30/2020	11/2/2020	U.S. Treasury 0%-3.125% 2020-2030	408,000	400,000	400,002
TD Securities	0.07	10/30/2020	11/2/2020	U.S. Treasury 0.125%-3.125% 2020-2029	612,000	600,000	600,004
Wells Fargo Securities	0.07	10/30/2020	11/2/2020	U.S. Treasury 0%-6.625% 2021-2029	1,020,000	1,000,000	1,000,006
Mizuho Securities	0.07	10/30/2020	11/2/2020	U.S. Treasury 0.125%-0.625% 2023-2030	510,000	500,000	500,003
					$6,987,000	$6,850,000	$6,850,041

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,698,910,000, which represented 21.33% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations and symbol

SOFR = Secured Overnight Financing Rate

USD/$ = U.S. dollars

See notes to financial statements.

Capital Group Central Cash Fund	9

Financial statements

Statement of assets and liabilities at October 31, 2020	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $118,573,294)		$118,577,133
Cash		3,892,651
Receivables for:
Sales of fund’s shares	$834,234
Interest	982	835,216
		123,305,000
Liabilities:
Payables for:
Purchases of investments	100,001
Repurchases of fund’s shares	2,702,244
Trustees’ deferred compensation	88
Other	50	2,802,383
Net assets at October 31, 2020		$120,502,617

Net assets consist of:
Capital paid in on shares of beneficial interest		$120,498,781
Total distributable earnings		3,836
Net assets at October 31, 2020		$120,502,617

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,204,924 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$120,502,617	1,204,924	$100.01

See notes to financial statements.

10	Capital Group Central Cash Fund

Financial statements (continued)

Statement of operations for the year ended October 31, 2020	(dollars in thousands)

Investment income:
Income:
Interest		$967,102
Fees and expenses:
Transfer agent services	$1
Reports to shareholders	12
Registration statement and prospectus	1
Trustees’ compensation	160
Auditing and legal	87
Custodian	288
Other	15	564
Net investment income		966,538

Net realized gain and unrealized depreciation:
Net realized gain on investments		11
Net unrealized depreciation on investments		(22,901)
Net realized gain and unrealized depreciation		(22,890)

Net increase in net assets resulting from operations		$943,648

Statements of changes in net assets
(dollars in thousands)

	Year ended October 31, 2020	For the period February 22, 2019* to October 31, 2019
Operations:
Net investment income	$966,538	$1,638,590
Net realized gain	11	56
Net unrealized (depreciation) appreciation	(22,901)	26,740
Net increase in net assets resulting from operations	943,648	1,665,386

Distributions paid or accrued to shareholders	(966,571)	(1,638,560)

Net capital share transactions	764,574	119,734,140

Total increase in net assets	741,651	119,760,966

Net assets:
Beginning of period	119,760,966	—
End of period	$120,502,617	$119,760,966

*	Commencement of operations.

See notes to financial statements.

Capital Group Central Cash Fund	11

Notes to financial statements

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Repurchase agreements and daily variable rate notes are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

12	Capital Group Central Cash Fund

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2020, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S.. Such securities may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Capital Group Central Cash Fund	13

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

14	Capital Group Central Cash Fund

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2020, the fund reclassified $51,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of October 31, 2020, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$85
Gross unrealized appreciation on investments	4,087
Gross unrealized depreciation on investments	(248)
Net unrealized appreciation on investments	3,839
Cost of investments	118,573,294

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended October 31, 2020	For the period February 22, 2019* to October 31, 2019

Class M	$966,571	$1,638,560

*	Commencement of operations.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping, shareholder communications and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation in the fund’s statement of operations reflects the current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital Group Central Cash Fund	15

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. For the year ended October 31, 2020, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class M	$358,118,132	3,580,552	$966,570	9,665	$(358,320,128)	(3,582,752)	$764,574	7,465

For the period February 22, 2019* to October 31, 2019

Class M	$266,809,571	2,668,292	$1,638,547	16,387	$(148,713,978)	(1,487,220)	$119,734,140	1,197,459

*	Commencement of operations.

9. Ownership concentration

At October 31, 2020, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Balanced Fund and The Bond Fund of America, with aggregate ownership of the fund’s outstanding shares of 19% and 13%, respectively. CRMC is the investment adviser to the two American Funds.

16	Capital Group Central Cash Fund

Financial highlights

		Income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
10/31/2020	$100.01	$.77	$.06	$.83	$(.83)	$100.01	.83%		$120,503	—%[2]		.77%
10/31/2019[3,4]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[5]	119,761	—	[2,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Amount less than .01%.
[3]	Based on operations for a period that is less than a full year.
[4]	Class M shares began investment operations on February 22, 2019.
[5]	Not annualized.
[6]	Annualized.

See notes to financial statements.

Capital Group Central Cash Fund	17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Central Fund Series and Shareholders of Capital Group Central Cash Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group Central Cash Fund (constituting Capital Group Central Fund Series, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2020 and for the period February 22, 2019 (commencement of operations) through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year ended October 31, 2020, and the changes in its net assets and the financial highlights for the year ended October 31, 2020 and for the period February 22, 2019 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
December 15, 2020

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

18	Capital Group Central Cash Fund

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2020, through October 31, 2020).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 5/1/2020	Ending account value 10/31/2020	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,000.70	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,025.21	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2020:

U.S. government income that may be exempt from state taxation	$424,823,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2021, to determine the calendar year amounts to be included on their 2020 tax returns. Shareholders should consult their tax advisors.

Capital Group Central Cash Fund	19

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2018	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2018	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2018	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2018	Private investor	89	None
Merit E. Janow, 1958	2018	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2018	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85	Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Interested trustees4,5

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2018	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company	20	None

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 21 for footnotes.

20	Capital Group Central Cash Fund

Other officers5

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Steven D. Lotwin, 1969 President	2018	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Executive Vice President	2018	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company
Karen Hall, 1965 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Miguel Tapia, 1977 Vice President	2018	Vice President — Fixed Income Securities Trading Unit, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary	2018	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2018	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2018	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2018	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

Capital Group Central Cash Fund	21

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on capitalgroup.com.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC each month on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Capital Group Central Cash Fund, but it also may be used as sales literature when preceded or accompanied by the fund’s registration statement, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

CCF

Registrant:
a) Audit Fees:
Audit	2019	16,000
	2020	27,000

b) Audit-Related Fees:
	2019	None
	2020	None

c) Tax Fees:
	2019	None
	2020	3,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2019	None
	2020	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2019	None
	2020	None
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
	2019	None
	2020	15,000

	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2019	6,000
	2020	8,000
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $6,000 for fiscal year 2019 and $27,000 for fiscal year 2020. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Kristine M. Nishiyama_____________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: December 31, 2020

By ___/s/ Brian C. Janssen__________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 31, 2020